Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0001753539
Registrant Name	BlackSky Technology Inc.
Registration File Number	333-296167
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES